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The Gabelli Dividend Growth Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .2%
Automotive — 2 .1%
2,200 Toyota Motor Corp. , ADR .......................... $ 453,398
Business Services — 5 .3%
6,500 Fidelity National Information Services Inc. . 304,915
1,700 HubSpot Inc. † .......................................... 414,970
1,300 Visa Inc. , Cl. A .......................................... 392,912
1,112,797
Cable and Satellite — 2 .5%
8,500 Comcast Corp. , Cl. A ................................ 244,035
10,000 Warner Bros Discovery Inc. † .................... 274,600
518,635
Computer Software and Services — 6 .1%
1,800 Airbnb Inc. , Cl. A † .................................... 227,304
2,500 Alphabet Inc. , Cl. C ................................... 717,150
14,000 Hewlett Packard Enterprise Co. ................. 333,340
1,277,794
Consumer Products — 2 .3%
4,200 Belden Inc. ............................................... 482,286
Diversified Industrial — 11 .2%
3,500 Arcosa Inc. ............................................... 371,490
4,500 Carrier Global Corp. .................................. 253,395
1,500 Ferguson Enterprises Inc. ......................... 349,890
7,000 GXO Logistics Inc. † .................................. 362,950
1,500 Honeywell International Inc. ...................... 339,045
3,300 Textron Inc. .............................................. 288,948
1,400 WESCO International Inc. ......................... 383,068
2,348,786
Energy — 10 .0%
2,000 Chevron Corp. .......................................... 413,800
4,000 EQT Corp. ................................................ 254,560
5,500 Landis+Gyr Group AG ............................... 347,361
2,500 National Fuel Gas Co. ................................ 234,900
11,500 PPL Corp. ................................................ 439,300
8,000 SLB Ltd. ................................................... 411,120
2,101,041
Entertainment — 3 .1%
1,000 Madison Square Garden Sports Corp. † ..... 321,400
1,700 Take-Two Interactive Software Inc. † .......... 335,750
657,150
Environmental Services — 1 .6%
1,500 Republic Services Inc. .............................. 328,530
Financial Services — 15 .2%
7,500 American International Group Inc. ............. 564,375
5,200 Citigroup Inc. ........................................... 589,732
7,000 Fifth Third Bancorp ................................... 325,220
500 JPMorgan Chase & Co. ............................. 147,080
3,000 Morgan Stanley ........................................ 493,710
Shares
Market
Value
3,000 The PNC Financial Services Group Inc. ...... $ 624,270
5,700 Wells Fargo & Co. .................................... 453,777
3,198,164
Food and Beverage — 5 .7%
13,000 Keurig Dr Pepper Inc. ............................... 342,290
11,000 Mondelēz International Inc. , Cl. A .............. 634,040
2,300 The J.M. Smucker Co. .............................. 221,812
1,198,142
Health Care — 12 .9%
9,000 Merck & Co. Inc. ...................................... 1,082,610
6,000 Moderna Inc. † .......................................... 304,800
1,900 Quest Diagnostics Inc. .............................. 372,362
2,000 The Cigna Group ...................................... 533,500
4,700 Zimmer Biomet Holdings Inc. ................... 424,974
2,718,246
Machinery — 1 .1%
2,000 PACCAR Inc. ............................................ 231,000
Metals and Mining — 1 .8%
3,600 Newmont Corp. ........................................ 389,700
Paper Products — 1 .3%
8,000 International Paper Co. ............................. 285,600
Real Estate — 0 .9%
3,000 The St. Joe Co. ......................................... 188,400
Retail — 6 .9%
1,900 Alibaba Group Holding Ltd. , ADR .............. 238,374
3,000 Amazon.com Inc. † ................................... 624,810
8,000 The Kroger Co. ......................................... 578,880
1,442,064
Semiconductors — 1 .1%
1,200 NXP Semiconductors NV .......................... 236,232
Specialty Chemicals — 0 .9%
4,000 DuPont de Nemours Inc. .......................... 183,200
Telecommunications — 1 .7%
3,000 EchoStar Corp. , Cl. A † .............................. 351,210
Wireless Telecommunication Services — 1 .5%
1,500 T-Mobile US Inc. ...................................... 315,045
TOTAL COMMON STOCKS ........................ 20,017,420

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 4 .8%
$ 1,010,000 U.S. Treasury Bills,
3.610 % to 3.627% †† ,
04/23/26 to 05/21/26 ............................ $ 1,006,137
TOTAL INVESTMENTS — 100.0%
(Cost $ 15,471,633 ) ............................... $ 21,023,557
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt